Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($)
Property, plant and equipment [Line Items]
Revalued amounts			$ 574,099,000			$ 194,635,000		$ 594,338,000
Fair value			15,414,000
Investment horizon	10 years	10 years
Carrying amount			574,099,000			194,635,000		574,671,000
Revalued amount of property will decrease						25,706,000
Revalued amount of property will increase						38,560,000
Bottom of range [member]
Property, plant and equipment [Line Items]
Discount rate	9.30%	9.30%
Average daily rates	$ 800	$ 450		$ 900	$ 300		$ 1,070
Lease contracts	3 years	3 years
Top of range [member]
Property, plant and equipment [Line Items]
Discount rate	14.40%	14.40%
Average daily rates	$ 1,600	$ 450		$ 1,450	$ 450		$ 1,921
Lease contracts	6 years	6 years
Hotel Properties [Member]
Property, plant and equipment [Line Items]
Revalued amounts			526,099,000			179,221,000		546,338,000
Other Properties [Member]
Property, plant and equipment [Line Items]
Revalued amounts			48,000,000			15,414,000		48,000,000
Level 3 of fair value hierarchy [Member]
Property, plant and equipment [Line Items]
Fair value			$ 574,099,000			$ 179,221,000		$ 594,338,000
Hong Kong [Member]
Property, plant and equipment [Line Items]
Discount rate	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%
Percentage of long-term occupancy	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%	95.00%
Singapore [Member]
Property, plant and equipment [Line Items]
Discount rate	5.40%	5.40%	5.70%	5.70%	5.70%
Percentage of long-term occupancy	95.00%	95.00%	95.00%	95.00%	95.00%
Revalued amount of property will decrease			$ 31,143,000
Revalued amount of property will increase			$ 31,143,000